Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	88 Months Ended	90 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024 [3]	Jul. 31, 2024 [2]	Jul. 31, 2024
The Tax-Exempt Bond Fund of America® Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	5.35%	1.52%			2.72%
The Tax-Exempt Bond Fund of America® Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	5.35%	1.52%		2.65%
The Tax-Exempt Bond Fund of America® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	5.24%	1.41%			2.60%
The Tax-Exempt Bond Fund of America - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	4.96%	1.15%			2.34%
The Tax-Exempt Bond Fund of America - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	2.71%	0.98%	2.13%
The Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	3.24%	0.48%			1.81%
The Tax-Exempt Bond Fund of America - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.07%	0.46%			2.06%
Without Sales Load [Member] | The Tax-Exempt Bond Fund of America - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class T (without sales charge)
Average Annual Return, Percent	[1]	5.32%	1.50%	2.49%
Without Sales Load [Member] | The Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	4.24%	0.48%			1.81%
Without Sales Load [Member] | The Tax-Exempt Bond Fund of America - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	5.04%	1.23%			2.44%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	3.74%	1.18%	2.24%	2.39%	2.47%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class T shares were first offered on April 7, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.